DWS Enhanced Core Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%	14.59%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.47%	11.97%	9.70%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	10.61%	8.90%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.87%	13.62%	11.56%
Performance Inception Date	Aug. 01, 2005
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.83%	14.09%	11.37%
Performance Inception Date	Aug. 01, 2005
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.40%	14.66%	11.92%
Performance Inception Date	Mar. 01, 2011
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.00%	15.30%	12.57%
Performance Inception Date	Aug. 25, 2014
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.00%	15.27%	12.52%
Performance Inception Date	Aug. 01, 2005
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.00%	15.26%	12.49%
Performance Inception Date	Aug. 01, 2005